Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 37,042	$ 7,656
Operating expenses:
Research and development	77,636	49,991
General and administrative	17,596	9,865
Total operating expenses	95,232	59,856
Loss from operations	(58,190)	(52,200)
Other income (expense):
Interest income	495	108
Other (expense) income, net	(248)	120
Total other income, net	247	228
Loss before income taxes	(57,943)	(51,972)
Provision for income taxes	(292)	0
Net loss	$ (58,235)	$ (51,972)
Net loss per common share – basic and diluted	$ (0.94)	$ (1.63)
Weighted-average number of common stock outstanding - basic and diluted	62,108,032	31,932,204
Net loss	$ (58,235)	$ (51,972)
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities	(782)	7
Comprehensive loss	(59,017)	(51,965)
Collaboration Revenue [Member]
Revenues	26,042	6,972
License Revenue [Member]
Revenues	$ 11,000	$ 684